Royalty, Stream and Working Interests - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Royalty, stream and working interests
Royalty, stream and working interests, net	$ 6,262.3	$ 6,043.1	$ 4,098.8
Royalty, stream and working interest, net depletable	4,408.6	4,458.1
Royalty, stream and working interest, net non-depletable	1,853.7	1,585.0
Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	11,967.4	11,606.1
Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(5,705.1)	(5,567.8)
Impairments (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net		4.8
Mining Royalties
Royalty, stream and working interests
Royalty, stream and working interests, net	2,247.6	2,340.4	1,034.3
Mining Royalties | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	3,160.5	3,207.1
Mining Royalties | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(912.9)	(866.7)
Streams
Royalty, stream and working interests
Royalty, stream and working interests, net	1,648.7	1,644.5	1,273.3
Streams | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	5,402.0	5,324.5
Streams | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(3,753.3)	(3,684.8)
Streams | Impairments (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net		4.8
Energy
Royalty, stream and working interests
Royalty, stream and working interests, net	1,120.5	1,157.4	1,197.8
Energy | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	2,079.8	2,097.8
Energy | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(959.3)	(940.4)
Advanced
Royalty, stream and working interests
Royalty, stream and working interests, net	951.0	645.4	343.4
Advanced | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,013.6	703.1
Advanced | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(62.6)	(57.7)
Exploration
Royalty, stream and working interests
Royalty, stream and working interests, net	294.5	255.4	$ 250.0
Exploration | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	311.5	273.6
Exploration | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	$ (17.0)	$ (18.2)